Taxes payable - Summary of Taxes Payable (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule Of Taxes Payable [Abstract]
Value-added tax	¥ 530,980		¥ 251,087
Surtaxes	84,187		6,638
Withholding individual income tax	33,971		12,002
Total	¥ 649,138	$ 101,864	¥ 269,727